NET CURRENT INCOME TAX LIABILITIES - Summary of Accumulated Taxable Net Earnings (Details) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings	$ 257,652,119	$ 228,560,614	$ 1,464,148,559	$ 718,605,511
Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ps. Payable			$ 0		$ 0
Plus %			25.00%		25.00%
Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ps. Payable			$ 8,676		$ 3,575
Plus %			30.00%		30.00%
Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ps. Payable			$ 102,375		$ 42,189
Plus %			35.00%		35.00%
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			$ 0		$ 0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			0		0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			34,704		14,301
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			34,704		14,301
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			34,704		14,301
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			347,035		143,012
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			347,035		143,012
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated Taxable Net Earnings			$ 347,035		$ 143,012